Subsequent Events (Details) - $ / shares	May 08, 2026	May 07, 2026	Mar. 31, 2026	Dec. 31, 2025
NRA Warrants
Subsequent Event [Line Items]
Shares underlying warrants (in shares)			7,607,000	7,607,000
Warrant exercise price (in dollars per share)			$ 12.00	$ 12.00
PIPE Warrants
Subsequent Event [Line Items]
Shares underlying warrants (in shares)			17,769,000	17,769,000
Warrant exercise price (in dollars per share)			$ 12.00	$ 12.00
Subsequent Event | PIPE Transaction
Subsequent Event [Line Items]
Sale of stock, number of shares authorized (in shares)		15,384,609
Sale of stock, price per share (in dollars per share)		$ 6.50
Subsequent Event | PIPE Transaction Warrants
Subsequent Event [Line Items]
Shares underlying warrants (in shares)		15,384,609
Warrant exercise price (in dollars per share)		$ 6.00
Subsequent Event | NRA Warrants
Subsequent Event [Line Items]
Warrant exercise price (in dollars per share)	$ 6.00
Subsequent Event | PIPE Warrants
Subsequent Event [Line Items]
Warrant exercise price (in dollars per share)	$ 6.00